                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        9/30/07
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     34
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Peter Neumeier            Carmel, California      11/14/07
   -------------------------------    ------------------   -------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         52
                                        --------------------

Form 13F Information Table Value Total:       $225535
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Investment Counsel LLC
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ACI Worldwide Inc.              COM        004498101     6261    280125                    280125            132800   147325
Advanced Energy Industries      COM        007973100     4938    327000                    327000            152200   174800
Blackrock, Inc.                 COM        09247X101      260      1500                      1500              1500        0
Burlington Northern, Inc.       COM        12189T104      576      7100                      7100              7100        0
Cal Dive International Inc.     COM        12802T101     7116    474400                    474400            222700   251700
Camco International Ltd.        COM        G18708100      224    160000                    160000            160000        0
Canadian National Rail          COM        136375102      484      8500                      8500              8500        0
Casey's General Stores, Inc.    COM        147528103     3043    109865                    109865             79650    30215
Colonial BancGroup Inc.         COM        195493309     7630    352925                    352925            164200   188725
Columbia Sportswear Co.         COM        198516106     2510     45375                     45375             21800    23575
Columbus McKinnon Corp.         COM        199333105     8694    349300                    349300            168900   180400
Dress Barn, Inc.                COM        261570105     4005    235450                    235450            116800   118650
Dynamic Materials Corp.         COM        267888105     5392    112600                    112600             76600    36000
Federated Investors Inc.        COM        314211103     6896    173700                    173700             52800   120900
FTI Consulting                  COM        302941109     8306    165100                    165100             81800    83300
General Electric                COM        369604103      435     10500                     10500             10500        0
Graco Inc.                      COM        384109104      839     21450                     21450              5900    15550
Harsco Corporation              COM        415864107      794     13400                     13400             13400        0
Holly Corporation               COM        435758305     3451     57675                     57675             26600    31075
Inspired Gaming Group PL        COM        G4836G109      446     61500                     61500             61500        0
IPC Holdings Ltd.               COM        G4933P101     5480    189943                    189943             98018    91925
Jack Henry & Associates Inc.    COM        426281101     3954    152900                    152900             71350    81550
Jacobs Engineering Group        COM        469814107    11675    154470                    154470             75600    78870
JB Hunt Transport Services      COM        445658107     9256    351950                    351950            123700   228250
Kaydon Corporation              COM        486587108     9300    178875                    178875             80900    97975
Kirby Corporation               COM        497266106    11362    257400                    257400            125200   132200
Korn/Ferry International        COM        500643200     6580    398550                    398550            190800   207750


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Ladish Co Inc.                  COM        505754200     3975     71650                     71650             33000    38650
LMI Aerospace                   COM        502079106     6563    283500                    283500            143700   139800
Marten Transport Ltd.           COM        573075108     5736    372200                    372200            180200   192000
Natco Group Inc. - A            CLA        63227W203     7532    145550                    145550             66000    79550
National Oilwell Varco          COM        637071101      686      4750                      4750              4750        0
Park Electrochemical Corp.      COM        700416209    10339    307900                    307900            144500   163400
Penwest Pharmaceuticals         COM        709754105     5608    509400                    509400            256100   253300
Phillips Electronics N.V.       COM        N6817P109      297      6600                      6600              6600        0
Platinum Underwriters           COM        G7127P100     2773     77125                     77125             35500    41625
PMI Group Inc.                  COM        69344M101     7959    243400                    243400            104200   139200
RBC Bearings Inc.               COM        75524B104     3896    101600                    101600             58600    43000
SGL Carbon AG                   COM        D6949M108      695     12000                     12000             12000        0
Stantec Inc.                    COM        85472N109     7385    223650                    223650            119400   104250
Streettracks Gold Trust         ETF        863307104     6796     92450                     92450             10650    81800
Sulzer AG                       COM        H83580128      143       100                       100               100        0
Superior Energy Service         COM        868157108     7530    212475                    212475            102700   109775
Telvent GIT SA                  COM        E90215109      383     15400                     15400             15400        0
Teva Pharmaceutical             COM        881624209      689     15500                     15500             15500        0
Trading Emissions PLC           COM        G9006F104      224     71011                     71011             71011        0
Umicore                         COM        B95505119      353      1480                      1480              1480        0
Vossloh AG                      COM        D9494V101      279      2600                      2600              2600        0
Wabtec Corporation              COM        929740108     8871    236800                    236800            116700   120100
Weir Group PLC                  COM        G95248137      151      9000                      9000              9000        0
Zebra Technologies Corp.        COM        989207105     6381    174875                    174875             79500    95375
Zumtobel AG                     COM        A989A1109      384     10100                     10100             10100        0